Investment securities	6 Months Ended
Jun. 30, 2021
Investment securities
16 Investment securities
end of	2Q21	1Q21	4Q20
Investment securities (CHF million)
Debt securities available-for-sale	794	614	607
Total investment securities	794	614	607
Investment securities by type
	2Q21				4Q20
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	2	0	0	2	3	0	0	3
Foreign governments	32	0	0	32	0	0	0	0
Corporate debt securities	757	4	1	760	593	11	0	604
Debt securities available-for-sale	791	4	1	794	596	11	0	607
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M21	6M20
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	0	626
Realized gains	0	42
Amortized cost, fair value and average yield of debt securities
end of	Amortized cost	Fair value	Average yield (in %)
2Q21 (CHF million, except where indicated)
Due within 1 year	174	174	0.03
Due from 1 to 5 years	2	2	3.81
Due from 5 to 10 years	615	618	0.02
Debt securities available-for-sale	791	794	0.03
Allowance for credit losses on debt securities available-for-sale
A credit loss exists if there is a decline in fair value of the security below the amortized cost as a result of the non-collectability of the amounts due in accordance with the contractual terms.
An allowance for expected credit losses is recorded in the consolidated statement of operations in provision for credit losses and the non-credit-related losses are recorded in accumulated other comprehensive income (AOCI). Subsequent improvements in the estimated credit losses are immediately recorded in the consolidated statement of operations as a reduction in allowance and credit loss expense. A security is written-off if it is considered certain that there is no possibility of recovering the outstanding principal. As of the end of 2Q21 and 4Q20, the Group had no allowance for credit losses on debt securities available-for-sale.

Bank
Investment securities (old to delete)
15 Investment securities
end of	6M21	2020
Investment securities (CHF million)
Debt securities available-for-sale	792	605
Total investment securities	792	605
Investment securities by type
	6M21				2020
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	0	0	0	0	1	0	0	1
Foreign governments	32	0	0	32	0	0	0	0
Corporate debt securities	757	4	1	760	594	10	0	604
Debt securities available-for-sale	789	4	1	792	595	10	0	605
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M21	6M20
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	0	626
Realized gains	0	42
Amortized cost, fair value and average yield of debt securities
end of 6M21	Amortized cost	Fair value	Average yield (in %)
Due within 1 year	174	174	0.03
Due from 5 to 10 years	615	618	0.02
Debt securities available-for-sale	789	792	0.02
Allowance for credit losses on debt securities available-for-sale
> Refer to “Note 16 – Investment securities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 for further information on allowance for credit losses on debt securities available for sale.
As of the end of 6M21 and 6M20, the Bank had no allowance for credit losses on debt securities available-for-sale.